UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadway Gate Master Fund, Ltd.

Address:  c/o State Street (Cayman) Trust, Limited
          Attn: Investor Service Department
          Gardenia Court, Suite 3307
          45 Market Street, Camana Bay
          PO Box 896
          Grand Cayman KY1-1103
          Cayman Islands

13F File Number: 028-13288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:      Pennant Capital Management, LLC
Name:    Alan Fournier
Title:   Managing Member
Phone:   (908) 516-5800


Signature, Place and Date of Signing:

/s/ Alan Fournier              Summit, New Jersey               May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

         028-10370                Pennant Capital Management, LLC









SK 03461 0009 1373973